Supplemental information on oil and gas producing activities (unaudited) - Additional Information (Details) (Imported) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($)
Supplemental information on oil and gas producing activities (unaudited)
Provisions for asset retirement obligations included in cost capitalized to natural and environmental properties	$ 4,101,617	$ 1,979,749	$ 3,930,370
Expense related to the asset retirement obligations	477,511	333,683	292,329
Depreciation, depletion and amortization related to asset retirement obligations	$ 438,675	$ 768,466	$ 887,725
Percentage of transferred crude oil and gas production based on value to intercompany units	18.70%	21.80%	19.90%
Percentage of transferred crude oil and gas production based on volume to intercompany units	57.00%	50.40%	52.10%
Percentage of estimated reserve specialized firms	99.80%
Estimated costs related to assets retirement obligations	$ 22,615,261	$ 23,234,408	$ 17,364,520
Ownership Interest	49.00%	49.00%
Ecopetrol Oleo e Gas do Brasil Ltda
Supplemental information on oil and gas producing activities (unaudited)
Number of offshore blocks acquired and capitalized | item		7
Ecopetrol Oleo e Gas do Brasil Ltda | Offshore blocks in Santos Basin | Ecopetrol Brazil
Supplemental information on oil and gas producing activities (unaudited)
Percentage of participation		30.00%
Ecopetrol Oleo e Gas do Brasil Ltda | Offshore blocks in Santos Basin | Shell
Supplemental information on oil and gas producing activities (unaudited)
Percentage of participation		70.00%